Transactions with related parties (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Transactions with related parties (Textual)
Current assets		R$ 616,607	R$ 440,827
Current liabilities - trade accounts payable
Trade accounts payable		111,170	92,954
Hemir [Member]
Transactions with related parties (Textual)
Current assets	[1]	314	301
Cresud [Member]
Transactions with related parties (Textual)
Current assets	[1]	176	116
Current liabilities - trade accounts payable
Trade accounts payable	[1]	814	556
Other [Member]
Transactions with related parties (Textual)
Current assets	[2]	211	1,570
Non-current assets	[2]	1,511
Current liabilities - trade accounts payable
Trade accounts payable		311	167
Related parties [member]
Transactions with related parties (Textual)
Current assets		701	1,987
Non-current assets		1,511
Current liabilities - trade accounts payable
Trade accounts payable		2,849	2,405
Trade accounts payable [Member]
Current liabilities - trade accounts payable
Trade accounts payable	[3]	1,724	1,358
Irsa [Member]
Current liabilities - trade accounts payable
Trade accounts payable	[1]		51
Ombu [Member]
Current liabilities - trade accounts payable
Trade accounts payable			R$ 273

[1]	Expenses and revenue related to Due Diligence of new acquisitions and implementation of the budget and controls system and reimbursement of general expenses;
[2]	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 23.
[3]	Acquisition of biological assets and other items related to the Palmeiras operation;